Income taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Income taxes
Undistributed earnings of foreign consolidated subsidiaries and affiliates	$ 27,711			$ 27,711		$ 26,300
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	1,813	1,375	4,980	7,267	21,246
Exchange variation (not taxable) or not deductible	(25)	368	(188)	143	(70)
Income before income taxes, equity results and noncontrolling interests after exchange variation	1,788	1,743	4,792	7,410	21,176
Tax at Brazilian composite rate	(607)	(592)	(1,631)	(2,518)	(7,201)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	313	341	578	1,033	1,272
Difference on tax rates of foreign income	(171)	164	331	289	1,298
Tax incentives	84		67	174	430
Social contribution contingency payment			506		506
Reversal/Constitution of provisions for loss of tax loss carryfoward					(141)
Other non-taxable, income/non deductible expenses	1	(89)	(202)	(87)	(299)
Income tax per consolidated statements of income	(380)	(176)	(351)	(1,109)	(4,135)
Reversal of deferred income tax		1,236		1,236
Income taxes per consolidated statements of income	(380)	1,060	(351)	127	(4,135)
Brazil
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	2,534	1,613	4,187	7,104	16,008
Income before income taxes, equity results and noncontrolling interests after exchange variation	2,534	1,613	4,187	7,104	16,008
Tax at Brazilian composite rate	(861)	(548)	(1,424)	(2,415)	(5,443)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	313	341	578	1,033	1,272
Tax incentives	84		67	174	430
Social contribution contingency payment			506		506
Other non-taxable, income/non deductible expenses	15	(46)	36	(3)	(14)
Income tax per consolidated statements of income	(449)	(253)	(237)	(1,211)	(3,249)
Reversal of deferred income tax		1,236		1,236
Income taxes per consolidated statements of income	(449)	983	(237)	(25)	(3,249)
Foreign
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	(721)	(238)	793	163	5,238
Exchange variation (not taxable) or not deductible	(25)	368	(188)	143	(70)
Income before income taxes, equity results and noncontrolling interests after exchange variation	(746)	130	605	306	5,168
Tax at Brazilian composite rate	254	(44)	(207)	(103)	(1,758)
Adjustments to derive effective tax rate:
Difference on tax rates of foreign income	(171)	164	331	289	1,298
Reversal/Constitution of provisions for loss of tax loss carryfoward					(141)
Other non-taxable, income/non deductible expenses	(14)	(43)	(238)	(84)	(285)
Income tax per consolidated statements of income	69	77	(114)	102	(886)
Income taxes per consolidated statements of income	$ 69	$ 77	$ (114)	$ 102	$ (886)